Divestitures (Detail) - USD ($) $ in Thousands			3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 15, 2017	Jul. 28, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Payments of contingent purchase obligation						$ 0	$ 1,211		$ 2,455	$ 3,317
Gain (Loss) on Sale of Unitrans			$ 0	$ 35,440		0	35,440	$ 35,440
Net proceeds from sale	$ 88,500					0	88,512	88,512	1,000
Gain on sale of Unitrans	$ 35,400					$ 0	$ 35,440	35,440	5,416
Unitrans
Business Acquisition [Line Items]
Consideration transferred								5,800	$ 8,000	$ 8,600
Stagecoach
Business Acquisition [Line Items]
Contingent Consideration Arrangements, Range of Outcomes, Value, High								$ 5,000
Date of acquisition								Jul. 28, 2015
Consideration transferred		$ 32,300
Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability		$ 4,100
Payments of contingent purchase obligation					$ 1,700
Stagecoach | 2016
Business Acquisition [Line Items]
Contingent Consideration Arrangements, Basis								$ 7,000
Stagecoach | 2017
Business Acquisition [Line Items]
Contingent Consideration Arrangements, Basis								7,000
Stagecoach | 2018
Business Acquisition [Line Items]
Contingent Consideration Arrangements, Basis								7,000
Stagecoach | 2019
Business Acquisition [Line Items]
Contingent Consideration Arrangements, Basis								$ 7,000